Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Payables and Other Liabilities

	As of December 31,
	2022	2021
Non-financial liabilities

Advance receipts	$23,630	$24,916
Payables for employee benefits	9,763	10,774
Current tax liabilities	2	—
Others	5,629	1,798
	39,024	37,488

Financial liabilities

Accrued expenses	22,691	23,183
Payables for property, plant and equipment	1,993	2,427
Guarantee deposits received	1,251	1,027
	25,935	26,637

	$64,959	$64,125

Current	$46,506	$44,603
Non-current	18,453	19,522
	$64,959	$64,125